AB All Market Alternative Return Portfolio
SUMMARY INFORMATION AB All Market Alternative Return Portfolio
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A Shares on page 25 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus, and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 88 of the Fund’s Statement of Additional Information (“SAI”).

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AB All Market Alternative Return Portfolio	Class A Shares		Class C Shares		Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
Exchange Fee	none		none		none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB All Market Alternative Return Portfolio		Class A	Class C	Advisor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses: Transfer Agent		0.06%	0.12%	0.03%
Other Expenses		1.15%	1.17%	0.39%
Total Other Expenses		1.21%	1.29%	0.42%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		2.27%	3.10%	1.23%
Fee Waiver and/or Expense Reimbursement	[1]	(1.03%)	(1.11%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%	1.99%	0.99%
[1]	AllianceBernstein L.P. (the “Adviser”) has contractually agreed to waive its management fees and/or to bear expenses of the Fund through at least February 28, 2019 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.24%, 1.99%, .99% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares (“expense limitations”). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the expense limitations. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waivers and/or expense limitations are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB All Market Alternative Return Portfolio - USD ($)	Class A	Class C		Advisor Class
After 1 Year	$ 546	$ 302	[1]	$ 101
After 3 Years	1,009	853		367
After 5 Years	1,499	1,529		653
After 10 Years	$ 2,843	$ 3,334		$ 1,467
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund seeks to achieve its investment objective primarily by allocating its assets among non-traditional or “alternative” investment strategies (“Strategies”). The Fund utilizes the Adviser’s fundamental and quantitative research to identify and implement Strategies that in the aggregate are expected to deliver moderate absolute returns with low correlation to traditional asset classes such as equity and fixed-income securities. The Adviser seeks to identify tactical investment opportunities within and across these Strategies and actively adjust the Fund’s exposure to each Strategy and to different approaches within each Strategy in order to improve returns and control risks.

The Fund may utilize all or some of the following Strategies:
  The Fund takes long positions in certain securities or instruments in the expectation that they will increase in value and takes short positions in other securities or instruments in the expectation that they will decrease in value. The Fund may take long positions through the direct purchase of securities and/or through derivative instruments, and may likewise take short positions through short sales and/or derivatives. In a short sale transaction, the Fund sells a security that it does not own (but has borrowed) at its current market price in anticipation that the price of the security will decline. To complete, or close out, the short sale transaction, the Fund buys the same security in the market at a later date and returns it to the lender.

  Under this Strategy, the Adviser may consider different factors, such as valuation and price momentum, in determining the securities and instruments in which to take long and short positions. The Fund may invest in one or more countries, and may focus on a specified sector, industry or market capitalization at any given time. This Strategy may include equity volatility strategies, in which the Fund would take long and short positions in equity volatility derivatives (i.e., derivative instruments the return on which explicitly depends on some measure of the volatility of the price of the underlying asset) where the Adviser deems such positions attractive.
  The Fund may take a similar approach in seeking to identify and benefit from price discrepancies between and among various currencies, interest rates, credit instruments and commodities. This Strategy attempts to exploit these discrepancies through long and short positions in related assets. In connection with this Strategy, the Fund may also invest in volatility derivatives related to currencies, interest rates, credit instruments and commodities.
  The Fund may also seek to identify and exploit opportunities across global assets classes and indexes. Unlike the approach described in the previous paragraph, this Strategy focuses on opportunities across asset classes rather than opportunities within asset classes. This Strategy is driven primarily by considerations relating to asset classes and countries, including considerations of a macroeconomic or technical nature, rather than “bottom-up” individual security analysis. As part of this Strategy, the Fund may invest in all major markets—equity, fixed-income (including both interest rate and credit instruments), real estate investment trusts or REITs, currencies and commodities, though not always at the same time—and may take both long and short positions in these markets.
In pursuing its objective, the Fund expects to invest in a wide range of securities and financial instruments, including equity and fixed-income securities and related derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund’s fixed-income investments may be of any quality or maturity and include corporate obligations, obligations of U.S. and foreign governments, and mortgage-backed or other types of asset-backed securities. The Fund may also invest in REITS, currencies and currency derivatives, and commodity derivatives. Some of the Strategies will frequently be implemented through sector-based and index-based derivatives or exchange-traded funds (“ETFs”), rather than through specific securities or derivatives related to specific securities.

Derivatives, such as options, futures contracts, forwards and swaps, may provide more efficient and economical exposure to market segments than direct investments. The Fund’s market exposures may at times be achieved almost entirely through the use of derivatives. Derivatives transactions may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. The Fund’s use of derivatives is expected to create aggregate notional exposure substantially in excess of the Fund’s net assets, effectively leveraging the Fund. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a significant portion of the Fund’s assets may be held in cash or invested in cash equivalents, such as short-term U.S. Government and agency securities, repurchase agreements and money market funds.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain such exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein All Market Alternative Return Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund’s foreign currency exposures will come both from investments in equity and debt securities priced or denominated in foreign currencies and from direct holdings of foreign currencies and foreign currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.
PRINCIPAL RISKS
  Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Allocation Risk: The allocation of the Fund’s assets among different Strategies and asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s net asset value, or NAV, when one of these asset classes is performing better or worse than others.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Leverage Risk: Because the Fund intends to use leveraging techniques to a significant extent, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.
  Short Sale Risk: Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest or the amount to which the Fund is entitled in a derivatives transaction. The degree of risk for a particular security may be reflected in its credit rating. There is he possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.
  Commodity Risk: Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.
  Real Estate Risk: The Fund’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.
  Non-Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.
  Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year-to-year over the life of the Fund; and
  how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 4.74%, 1st quarter, 2016; and Worst Quarter was down -3.15%, 4th quarter, 2017.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2017 )
Average Annual Total Returns - AB All Market Alternative Return Portfolio		1 Year	Since Inception [2]	Inception Date
Class A	[1]	(7.08%)	(2.92%)	Mar. 19, 2015
Class A | Return After Taxes on Distributions	[1]	(7.08%)	(5.42%)	Mar. 19, 2015
Class A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(4.01%)	(3.26%)	Mar. 19, 2015
Class C		(4.75%)	(2.19%)	Mar. 19, 2015
Advisor Class		(2.78%)	(1.22%)	Mar. 19, 2015
Bloomberg Barclays 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		0.87%	0.45%
[1]	After-tax returns: –Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; –Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and –Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date: 3/19/2015.